                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number        811-00802
                                  ---------------------------------------------

                        MAIRS AND POWER GROWTH FUND, INC.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              332 MINNESOTA STREET, SUITE W1520, ST. PAUL, MN 55101
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

  GEORGE A. MAIRS, III, PRESIDENT, 332 MINNESOTA STREET, SUITE W1520, ST. PAUL,
                                    MN 55101
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  651-222-8478
                                                   ----------------------------

Date of fiscal year end:     12/31/2003
                        --------------------------

Date of reporting period:    12/31/2003
                        --------------------------

Item 1.   Report to Stockholders

                                -----------------
                                 MAIRS AND POWER
                                GROWTH FUND, INC.
                                -----------------


ANNUAL REPORT
December 31, 2003


W1520 First National Bank Building
332 Minnesota Street
St. Paul, Minnesota 55101
1-800-304-7404

                                                               February 17, 2004

TO OUR SHAREHOLDERS:

     Mairs and Power Growth Fund recorded a return of 26.3% in 2003 after adjustment for the dividend and capital gain distributions. This compares with returns of 28.7% for the Standard & Poor's 500 Stock Index and 28.3% for the Dow Jones Industrial Average. In periods of a very strong market advance such as last year, the Fund tends to modestly underperform the averages because we maintain a lower risk profile. Our ten year average return of 16.7% once again placed us on the WALL STREET JOURNAL list of the fifty best performing mutual funds for the past ten years and within that list we ranked 8th among the diversified stock funds. Our fifteen year average annual return of 17.2% ranked 5th among all domestic stock funds according to a similar study in the January 12th issue of BARRONS. FORBES MAGAZINE, in the February 2nd issue, presented its semi-annual survey of mutual funds. It listed 10 stock funds which they recommended as Best Buys based on relatively high risk-adjusted returns as well as low overhead costs. The fund appeared on that list where the risk adjustment penalizes volatile funds and rewards stable ones. CONSUMER REPORTS, in the March 2004 issue, had their annual survey of Mutual Funds and listed "58 Funds You Can Trust" segmented in ten different categories. The Fund was placed in the Large Cap Blend category and ranked 1st among the ten funds recommended.

     Economic growth remained vigorous in the final quarter of 2003 with Gross Domestic Product rising at an annual rate of 4%. Inventory building, exports and consumer spending contributed to the quarter's growth at the same time that housing and business investment in new equipment continued to advance at a double-digit pace. Second half GDP growth of 6.1% signifies that an upswing in the business cycle is finally under way after two years of sputtering growth since the recovery began in November, 2001. Many businesses last quarter discovered that their inventory levels were too low for the faster pace of demand. As a result, inventory rebuilding has begun and should continue in the new year. The ratio of inventories to sales has fallen sharply in the past twelve months and is well below the long-run trend. Exports are also strengthening as a result of stronger global demand and the declining dollar which has made our goods more affordable and is also allowing the trade deficit to decline. Renewed faith in the future on the part of corporate executives is the chief reason businesses are boosting their capital spending. After years of holding down capital spending to conserve cash, manufacturing companies are realizing the need to improve their operations in order to stay competitive with overseas rivals. By expanding capital budgets for 2004, companies are preparing to upgrade plants and increase capacity to take advantage of the unfolding economic upturn. This momentum is continuing in the new year with the consensus forecast for GDP growth at a 4.5% rate.

     The U.S. stock market staged a strong recovery in the second half of 2003 with the Standard & Poor's 500 Stock Index rising 12% in the final quarter and 26% for the entire year. Surging corporate profits, very low interest rates, and renewed investor confidence were all factors that drove the market recovery. Corporate profits rose better than 20% in the second half of the year and stood at a record level. Interest rates are at a 42 year low and the inflation rate is well below 2%. These factors provide strong underlying fundamentals for rising equity valuations. The Federal Reserve Board on January 29th reasserted the belief that patience can be exercised before the need to raise rates. Corporate balance sheets have significantly strengthened over the past two years and the vast majority of companies held in our client portfolios have raised their dividend rates over the past twelve months. While elements of speculation have reappeared in the technology sector, valuations in most other sectors appear reasonable and are quite consistent with other periods of low interest rates and rising earnings. Therefore, we maintain our positive view on the outlook for the U.S. stock market.

     Much has been written in recent months about illegal or unethical mutual fund industry practices involving late trading, market timing and excessive fees. Certain mutual funds have permitted a small number of shareholders to engage in late trading by allowing orders to be placed subsequent to the close of trading on a given day but executed at the previously determined price. This is clearly a violation of the law. Market timing by shareholders has also been allowed by some mutual funds. This is in violation of their stated practice and deemed to be detrimental to the interests of the long term shareholders. Other issues currently being discussed are the excessive fees charged and expenses paid by many funds. While these practices were not widespread, they have tarnished the fine reputation of the mutual fund industry and brought about intense scrutiny from both the regulatory authorities and the financial media.

     The Growth Fund management has never facilitated or engaged in any late trading, and to our knowledge none has ever occurred. Regarding market timing, we have long believed that superior investment returns can only be achieved by avoiding the attempt to time market fluctuations and therefore we do not permit purchases or redemptions via the telephone or fax but rather require written instructions properly executed. In addition, we reserve the right to reject any purchase application that would be considered disadvantageous to shareholders, which permits us to screen and reject potential shareholders who may be intent on market timing. Concerning excessive fees and expenses, we would note that our fees and expenses are among the lowest in the industry. The Growth Fund expense ratio last year was .75% compared with the average for domestic stock funds of 1.5%. Some funds have "loads" and others pay marketing fees to brokers and incur other promotional costs. The Growth Fund is a "no load" fund and does not utilize brokers to sell the Fund nor does it incur any other promotional expenses beyond the cost of the prospectus. Shareholders can be assured that we will do everything in our power to make sure we remain in compliance with all Securities and Exchange Commission rules and regulations and that the interests of our shareholders will always come first.

                                                      George A. Mairs, President

                                                    William B. Frels, Co-manager

[CHART]

                        COMPARISON OF CHANGE IN VALUE OF
                $10,000 INVESTMENT IN THE FUND, S & P 500 INDEX,
                          AND THE CONSUMER PRICE INDEX


         1993   1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
         ------------------------------------------------------------------------------------
Fund       10   10.56   15.77   19.94   25.65   28.05   30.06   38.02   40.48   37.20   46.99

S & P      10   10.13   13.93   17.13   22.86   29.42   35.61   32.36   28.51   22.21   28.58

CPI        10   10.27   10.53   10.87   11.06   11.24   11.54   11.93   12.12   12.41   12.65

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)

                                   1 YEAR        5 YEARS       10 YEARS
   ----------------------------------------------------------------------
   Mairs and Power Growth Fund     +26.3%         +10.9%        +16.7%

     PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. PLEASE NOTE THAT THE ABOVE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FINANCIAL HIGHLIGHTS
( SELECTED PER SHARE DATA AND RATIOS -- FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD )

                                                                     YEAR ENDED DECEMBER 31
                                               2003           2002            2001           2000           1999
                                           -------------------------------------------------------------------------
PER SHARE (1)

Net asset value, beginning of year         $      49.26   $      54.36    $      53.41   $      46.46   $      46.34

Investment operations:
   Net investment income                           0.54           0.45            0.51           0.54           0.43

   Net realized and unrealized
      gains (losses) on investments               12.40          (4.86)           2.95          11.78           2.90
                                           ------------   ------------    ------------   ------------   ------------

TOTAL FROM INVESTMENT OPERATIONS                  12.94          (4.41)           3.46          12.32           3.33

Less distributions:
   Dividends (from net
     investment income)                           (0.53)         (0.45)          (0.51)         (0.55)         (0.47)

   Distributions (from capital gains)             (0.77)         (0.24)          (2.00)         (4.82)         (2.74)
                                           ------------   ------------    ------------   ------------   ------------

TOTAL DISTRIBUTIONS                               (1.30)         (0.69)          (2.51)         (5.37)         (3.21)
                                           ------------   ------------    ------------   ------------   ------------

NET ASSET VALUE, END OF YEAR               $      60.90   $      49.26    $      54.36   $      53.41   $      46.46
                                           ============   ============    ============   ============   ============

TOTAL INVESTMENT RETURN                            26.3%          (8.1)%           6.5%          26.5%           7.2%
                                           ============   ============    ============   ============   ============

NET ASSETS, END OF YEAR
    (000'S OMITTED)                        $  1,307,763   $    850,302    $    679,027   $    581,668   $    546,836

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to
     average net assets                            0.75%          0.78%           0.76%          0.78%          0.79%

   Ratio of net investment
     income to average net
     assets                                        1.05%          0.93%           0.97%          1.06%          0.83%

   Portfolio turnover rate                         2.41%          1.25%           7.91%         15.34%          5.55%

(1) All per share amounts for 1999, 2000 and 2001 have been adjusted to give effect to a two-for-one stock split which was paid on October 10, 2001.

STATEMENT OF NET ASSETS
DECEMBER 31, 2003

   NUMBER                                                                       MARKET VALUE
 OF SHARES                       SECURITY DESCRIPTION                            (NOTE 2a.)
------------   ------------------------------------------------------------   --------------
               COMMON STOCK  97.1%

               BASIC INDUSTRIES  11.9%
     728,100   BMC Industries, Inc. *                                         $        36,405
     740,000   Bemis Company, Inc.                                                 37,000,000
   1,370,000   Ecolab, Inc.                                                        37,496,900
   1,230,000   H. B. Fuller                                                        36,580,200
     890,000   The Valspar Corporation                                             43,983,800
                                                                              ---------------
                                                                                  155,097,305
                                                                              ---------------

               CAPITAL GOODS  11.5%
     740,000   Donaldson Company, Inc.                                             43,778,400
   1,042,662   Graco Inc.                                                          41,810,746
   1,280,100   MTS Systems Corporation                                             24,616,323
     890,000   Pentair, Inc.                                                       40,673,000
                                                                              ---------------
                                                                                  150,878,469
                                                                              ---------------

               CONSUMER CYCLICAL  7.7%
   1,560,000   Target Corporation                                                  59,904,000
     877,600   The Toro Company                                                    40,720,640
                                                                              ---------------
                                                                                  100,624,640
                                                                              ---------------

               CONSUMER STAPLE  11.3%
   1,010,000   General Mills, Inc.                                                 45,753,000
   1,710,000   Hormel Foods                                                        44,135,100
   1,020,000   International Multifoods Corp. *                                    18,360,000
   1,400,000   SUPERVALU, Inc.                                                     40,026,000
                                                                              ---------------
                                                                                  148,274,100
                                                                              ---------------

               DIVERSIFIED  6.3%
   1,000,000   General Electric Company                                            30,980,000
     606,000   3M Company                                                          51,528,180
                                                                              ---------------
                                                                                   82,508,180
                                                                              ---------------

   NUMBER                                                                       MARKET VALUE
 OF SHARES                       SECURITY DESCRIPTION                            (NOTE 2a.)
------------   ------------------------------------------------------------   --------------
               COMMON STOCK (CONTINUED)

               FINANCIAL  16.1%
     970,000   St. Paul Companies, Inc.                                       $    38,460,500
   1,050,000   TCF Financial Corporation                                           53,917,500
   1,750,000   U.S. Bancorp                                                        52,115,000
   1,120,000   Wells Fargo & Company                                               65,956,800
                                                                              ---------------
                                                                                  210,449,800
                                                                              ---------------

               HEALTH CARE  20.5%
     950,000   Baxter International Inc.                                           28,994,000
     910,000   Johnson & Johnson                                                   47,010,600
   1,230,000   Medtronic, Inc.                                                     59,790,300
     560,000   Merck & Co.                                                         25,872,000
   1,380,000   Pfizer Inc.                                                         48,755,400
     690,000   St. Jude Medical, Inc. *                                            42,331,500
     410,000   Techne Corp. *                                                      15,489,800
                                                                              ---------------
                                                                                  268,243,600
                                                                              ---------------

               TECHNOLOGY  10.5%
   2,200,000   ADC Telecommunications Inc. *                                        6,534,000
   1,390,000   Ceridian *                                                          29,106,600
   1,200,000   Corning Inc. *                                                      12,516,000
   1,287,030   eFunds Corp. *                                                      22,329,971
     600,000   Emerson Electric Co.                                                38,850,000
     830,000   Honeywell International Inc.                                        27,746,900
                                                                              ---------------
                                                                                  137,083,471
                                                                              ---------------

               UTILITIES  1.3%
     490,000   Verizon Communications                                              17,189,200
                                                                              ---------------

               TOTAL COMMON STOCKS  97.1%
               (cost $901,287,474)                                              1,270,348,765

   NUMBER                                                                       MARKET VALUE
 OF SHARES                       SECURITY DESCRIPTION                            (NOTE 2a.)
------------   ------------------------------------------------------------   --------------
               SHORT TERM INVESTMENTS  2.8%

  24,941,119   First American Prime Obligations Fund, Class I                 $    24,941,119
  10,626,808   Merrill Lynch Institutional Money Market Fund                       10,626,808
                                                                              ---------------

               TOTAL SHORT TERM INVESTMENTS  2.8%
               (cost $35,567,927)                                                  35,567,927
                                                                              ---------------

               TOTAL INVESTMENTS  99.9%
               (cost $936,855,401)                                              1,305,916,692

               OTHER ASSETS AND LIABILITIES (NET)  0.1%                             1,846,439
                                                                              ---------------

               NET ASSETS:
               Capital stock                                                  $       214,728
               Additional paid-in capital                                         938,207,112
               Accumulated undistributed net investment income                        222,023
               Accumulated undistributed net realized gain on investment               57,977
               Net unrealized appreciation of investments                         369,061,291
                                                                              ---------------

               TOTAL NET ASSETS  100%
               (Net assets equal to $60.90 per share on 21,472,784 shares
               outstanding)                                                   $ 1,307,763,131
                                                                              ===============

               CAPITAL STOCK (par value $.01 a share)
               Shares authorized                                                   25,000,000
                                                                              ===============

* Non income producing

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
Income:
     Dividends                                                                $     18,539,706
     Other income                                                                          304
                                                                              ----------------
   TOTAL INCOME                                                                                  $    18,540,010

Expenses:
     Investment management fees (NOTE 5)                                             6,161,035
     Administrative fees (NOTE 5)                                                      734,489
     Transfer agent fees                                                               532,199
     Custodian fees                                                                    211,845
     Legal and audit fees                                                               37,284
     Other fees and expenses                                                            20,362
                                                                              ----------------
   TOTAL EXPENSES                                                                                      7,697,214
                                                                                                 ---------------
   NET INVESTMENT INCOME                                                                              10,842,796

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4)

     Net realized gains on investments sold                                         16,156,556
     Unrealized appreciation of investments                                        224,446,201
                                                                              ----------------
   NET GAIN ON INVESTMENTS                                                                           240,602,757
                                                                                                 ---------------

   INCREASE IN NET ASSETS FROM OPERATIONS                                                        $   251,445,553
                                                                                                 ===============

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       YEAR ENDED DECEMBER 31
                                                                                     2003                  2002
                                                                              ----------------------------------------
OPERATIONS
 Net investment income                                                        $       10,842,796    $        7,473,595
 Net realized gains on investments sold                                               16,156,556             4,161,596
 Unrealized appreciation (depreciation) of investments                               224,446,201           (90,991,923)
                                                                              ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                                                     251,445,553           (79,356,732)

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income                                                          (10,700,102)           (7,418,239)
 From net realized gains                                                             (16,194,253)           (4,098,548)
                                                                              ------------------    ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                  (26,894,355)          (11,516,787)

CAPITAL STOCK TRANSACTIONS
 Proceeds from shares sold                                                           286,487,193           360,493,209
 Reinvestment of distributions from net investment
  income and net realized gains                                                       24,849,409            10,523,089
  Cost of shares redeemed                                                            (78,426,608)         (108,867,528)
                                                                              ------------------    ------------------
INCREASE IN NET ASSETS FROM
 CAPITAL STOCK TRANSACTIONS                                                          232,909,994           262,148,770
                                                                              ------------------    ------------------

TOTAL INCREASE IN NET ASSETS                                                         457,461,192           171,275,251

NET ASSETS
 Beginning of year                                                                   850,301,939           679,026,689
                                                                              ------------------    ------------------
 End of year (including accumulated undistributed
  net investment income of $222,023 and $59,414, respectively)                $    1,307,763,131    $      850,301,939
                                                                              ==================    ==================

CHANGES IN CAPITAL STOCK
 Shares sold                                                                           5,263,298             6,674,796
 Shares issued for reinvested distributions                                              414,833               211,741
 Shares redeemed                                                                      (1,468,601)           (2,114,247)
                                                                              ------------------    ------------------

NET INCREASE IN SHARES                                                                 4,209,530             4,772,290
                                                                              ==================    ==================

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

Note 1 --    The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, no-load, open-end management investment company. The objective of the Fund is to provide shareholders with a diversified holding of common stocks which appear to offer possibilities for long-term appreciation.

Note 2  --   Significant accounting polices of the Fund are as follows:

               (a) Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of the security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last price is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. For securities where quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by procedures established and approved by the adviser, Mairs and Power, Inc. and the Fund's Board of Directors.

               (b) Security transactions are recorded on the date on which securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are reported on an identified cost basis.

DECEMBER 31, 2003

               (c) The Fund is a "regulated investment company" as defined in
                   Subchapter M of the Internal Revenue Code, as amended. No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code applicable to investment companies and to make distributions of income and security gains sufficient to relieve it from all or substantially all excise and income taxes.

               (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Note 3 --    Purchases and sales of investment securities, excluding short-term securities, during the year ended December 31, 2003 aggregated
             $228,528,395 and $24,026,475, respectively.

Note 4 --    Net unrealized appreciation on investments for federal income tax purposes aggregated $369,061,291, of which $397,502,170 related to appreciated investment securities and $28,440,879 related to depreciated investment securities. Aggregate cost of investments for federal income tax purposes was $936,855,401.

             Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises. The following reclassifications were made during the year ended December 31, 2003:

                        UNDISTRIBUTED NET        ACCUMULATED NET
                        INVESTMENT INCOME         REALIZED GAIN
                        -----------------        ---------------
                            $  19,915               $ (19,915)

DECEMBER 31, 2003

             The characterization of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

             The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                      2003                  2002
                                                  ------------           ------------
                 Distributions paid from:
                 Ordinary income                  $ 10,700,102           $  7,418,239
                 Long-term capital gains            16,194,253              4,098,548
                                                  ------------           ------------
                                                  $ 26,894,355           $ 11,516,787
                                                  ============           ============

             At December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

                 Undistributed ordinary income                          $     222,023
                 Undistributed long-term capital gains                         57,977
                 Unrealized appreciation                                  369,061,291
                                                                        -------------
                 Accumulated earnings                                   $ 369,341,291
                                                                        =============

Note 5 --    The investment management fees were paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment management fees were paid to the adviser pursuant to an advisory agreement approved by the directors of the Fund. The management fee is computed each month at an annual rate of .60% based on the Fund's average daily net assets. At December 31, 2003, the amount payable by the Fund to Mairs and Power, Inc. was $638,372. As part of the Administration expenses of the Fund, 1) directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended totaling $106,400 in 2003 (no compensation was paid to any other director or officer of the Fund), and 2) Mairs and Power, Inc. was paid $78,175 for Administration expenses.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Mairs and Power Growth Fund, Inc.

We have audited the accompanying statement of net assets of Mairs and Power Growth Fund, Inc. (the Fund) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mairs and Power Growth Fund, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                /s/ Ernst & Young LLP


Minneapolis, MN
January 23, 2004

SUMMARY OF FINANCIAL INFORMATION (UNAUDITED)

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                                                                       PER SHARE
                                                -----------------------------------------------------------
                                                            DISTRIBUTIONS     DIVIDENDS     PERFORMANCE OF
                                                             OF REALIZED      FROM NET        AN ASSUMED
                   SHARES          TOTAL        NET ASSET     SECURITIES     INVESTMENT     INVESTMENT OF
    DATES       OUTSTANDING      NET ASSETS       VALUE         GAINS          INCOME          $10,000*
-----------------------------------------------------------------------------------------------------------
Dec. 31, 1979     1,829,270   $    14,104,765   $    7.71                      $ 0.23         $  11,945
Dec. 31, 1980     1,681,764   $    14,540,014   $    8.65                      $ 0.28         $  13,869
Dec. 31, 1981     1,723,356   $    13,148,158   $    7.63       $ 0.37         $ 0.30         $  13,343
Dec. 31, 1982     1,701,884   $    16,784,217   $    9.86       $ 0.29         $ 0.25         $  18,569
Dec. 31, 1983     1,763,184   $    18,972,177   $   10.76       $ 0.35         $ 0.24         $  21,495
Dec. 31, 1984     1,744,138   $    17,304,204   $    9.92       $ 0.38         $ 0.23         $  21,060
Dec. 31, 1985     1,713,476   $    21,553,457   $   12.58       $ 0.43         $ 0.23         $  28,383
Dec. 31, 1986     1,787,700   $    22,235,453   $   12.44       $ 1.37         $ 0.20         $  31,660
Dec. 31, 1987     1,828,278   $    19,816,097   $   10.84       $ 1.15         $ 0.24         $  30,921
Dec. 31, 1988     1,858,078   $    20,630,251   $   11.11       $ 0.61         $ 0.21         $  34,007
Dec. 31, 1989     1,733,168   $    22,630,081   $   13.06       $ 0.92         $ 0.22         $  43,552
Dec. 31, 1990     1,734,864   $    22,501,587   $   12.97       $ 0.35         $ 0.21         $  45,150
Dec. 31, 1991     1,808,046   $    31,440,529   $   17.39       $ 0.79         $ 0.20         $  64,137
Dec. 31, 1992     1,913,628   $    34,363,306   $   17.96       $ 0.58         $ 0.20         $  69,165
Dec. 31, 1993     2,012,570   $    39,081,010   $   19.42       $ 0.61         $ 0.22         $  78,058
Dec. 31, 1994     2,128,038   $    41,889,850   $   19.69       $ 0.49         $ 0.33         $  82,454
Dec. 31, 1995     2,490,650   $    70,536,880   $   28.32       $ 0.76         $ 0.28         $ 123,118
Dec. 31, 1996     4,322,492   $   150,161,759   $   34.74       $ 0.70         $ 0.36         $ 155,627
Dec. 31, 1997     9,521,030   $   412,590,619   $   43.34       $ 0.96         $ 0.39         $ 200,214
Dec. 31, 1998    12,525,664   $   580,460,523   $   46.34       $ 0.68         $ 0.36         $ 218,971
Dec. 31, 1999    11,771,794   $   546,836,085   $   46.46       $ 2.74         $ 0.47         $ 234,652
Dec. 31, 2000    10,891,038   $   581,668,419   $   53.41       $ 4.82         $ 0.55         $ 296,790
Dec. 31, 2001    12,490,964   $   679,026,689   $   54.36       $ 2.00         $ 0.51         $ 316,008
Dec. 31, 2002    17,263,254   $   850,301,939   $   49.26       $ 0.24         $ 0.45         $ 290,341
Dec. 31, 2003    21,472,784   $ 1,307,763,131   $   60.90       $ 0.77         $ 0.53         $ 366,776

*ASSUMES THE REINVESTMENT OF ALL INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
             FOR A $10,000 INVESTMENT MADE AT THE BEGINNING OF 1979.

    No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

 This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

                          AVERAGE ANNUAL TOTAL RETURNS

 THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED DECEMBER 31, 2003)
                                 ARE AS FOLLOWS:

   1 YEAR: +26.3%             5 YEARS: +10.9%               10 YEARS: +16.7%

THE TOTAL RETURN DATA REPRESENTS PAST PERFORMANCE, AND THE INVESTMENT RETURN AND
  PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
       WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
           PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

DIRECTORS AND OFFICERS (UNAUDITED)

Information pertaining to the Directors and Officers of Mairs and Power Growth Fund, Inc. is set forth below. The statement of additional information (SAI) includes additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-304-7404 or can be downloaded from our website at www.mairsandpower.com.

                                POSITION(S)                                                 NUMBER OF
                                HELD  WITH                                                  PORTFOLIOS IN   OTHER
                                FUND AND                                                    FUND COMPLEX    DIRECTORSHIPS
                                LENGTH OF        PRINCIPAL OCCUPATION(S) DURING PAST FIVE   OVERSEEN BY     HELD BY
NAME, (AGE) AND ADDRESS(1)      TIME SERVED(2)   YEARS                                      DIRECTOR        TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
                                   INTERESTED PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

George A. Mairs, III (75)       President        -  Chairman of the Investment Adviser           N/A             N/A
                                since 1980

Peter G. Robb (55)              Vice             -  Vice President and Secretary of the          N/A             N/A
                                President           Investment Adviser
                                since 1994

Jon A. Theobald (58)            Secretary        -  Executive Vice President and Chief           N/A             N/A
                                since 2003          Administrative Officer of the
                                                    Investment Adviser (2002 to present);
                                                 -  Senior Vice President, U.S. Trust
                                                    Company (2001 - 2002);
                                                 -  Executive Vice President, Resource
                                                    Trust Company (1996 - 2001).

Lisa J. Hartzell (58)           Treasurer        -  Manager of Mutual Fund Services of           N/A             N/A
                                since 1996          the Investment Adviser

                                                   DISINTERESTED DIRECTORS

Charlton Dietz (72)             Director         -  Retired Senior Vice President, Legal          2              N/A
30 Seventh Street East          since 1997          Affairs and General Counsel,
Suite 3050                                          Minnesota Mining and Manufacturing
St. Paul, MN  55101                                 Company

Norbert J. Conzemius (62)       Director         -  Retired Chief Executive Officer, Road         2              N/A
                                since 2000          Rescue Incorporated

                                POSITION(S)                                                 NUMBER OF
                                HELD  WITH                                                  PORTFOLIOS IN   OTHER
                                FUND AND                                                    FUND COMPLEX    DIRECTORSHIPS
                                LENGTH OF        PRINCIPAL OCCUPATION(S) DURING PAST FIVE   OVERSEEN BY     HELD BY
NAME, (AGE) AND ADDRESS(1)      TIME SERVED(2)   YEARS                                      DIRECTOR        TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
                                           DISINTERESTED DIRECTORS (continued)

Charles M. Osborne (50)         Director         -  Chief Financial Officer (2000 to              2              N/A
                                since 2001          2003), Vice President (2003 to
                                                    present), University of Minnesota
                                                    Foundation;
                                                 -  Vice President and General Manager,
                                                    MN (1999), Vice President Corporate
                                                    Human Resources, IA (2000), McLeod
                                                    USA/Ovation Communications.

                                   INTERESTED DIRECTORS WHO ARE NOT PRINCIPAL OFFICERS

William B. Frels (64)           Director         -  President and Treasurer of the                2              N/A
                                since 1992          Investment Adviser

Edward C. Stringer (68)         Director         -  Shareholder (2002 - present), Briggs          2              N/A
2200 First National Bank        since 2002          and Morgan, P.A.;
Building                                         -  Associate Justice, State of Minnesota
St. Paul, MN  55101                                 Supreme Court (1994-2002).

(1) Unless otherwise indicated, the mailing address of each officer and director is: 332 Minnesota Street, Suite W1520, Saint Paul, MN 55101.

(2) Each Director serves until elected at each annual meeting, or until his successor is appointed. Each officer is elected annually.

                        MAIRS AND POWER GROWTH FUND, INC.


                               INVESTMENT ADVISER
                              Mairs and Power, Inc.
                       W1520 First National Bank Building
                              332 Minnesota Street
                           Saint Paul, Minnesota 55101
                                  651-222-8478

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                               INDEPENDENT AUDITOR
                               Ernst & Young, LLP
                                   Suite 1400
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402


              FOR ANY SHAREHOLDER ACCOUNT INFORMATION AND INQUIRIES
                               Call 1-800-304-7404
                                  or write to:

        (REGULAR MAIL ADDRESS)            (OVERNIGHT OR EXPRESS MAIL ADDRESS)
     Mairs and Power Growth Fund              Mairs and Power Growth Fund
 c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
       615 East Michigan Street                        3rd Floor
            P. O. Box 701                       615 East Michigan Street
   Milwaukee, Wisconsin 53201-0701             Milwaukee, Wisconsin 53202

For Fund literature and information, you can also visit the Fund's web site at:
                              www.mairsandpower.com

                    (THIS PAGE IS INTENTIONALLY LEFT BLANK.)

                                 MAIRS AND POWER
                                   GROWTH FUND

Item 2.   Code of Ethics.

          The registrant adopted its Code of Ethics for Principal Executive Officer and Principal Financial Officer on April 15, 2003. The Code of Ethics is attached as exhibit 11(a)(1) to this form.

Item 3.   Audit Committee Financial Expert

          The registrant's Board of Directors has determined that Mr. Charles M. Osborne, a member of the registrant's Audit Committee, is an "audit committee financial expert" as defined in Item 3 of Form N-CSR. Mr. Osborne is "independent" under the standards set forth in Item 3 of Form N-CSR.

Item 4.   Principal Accountant Fees and Services

                                                  (b)                          (d)
             YEAR ENDED           (a)           AUDIT-           (c)        ALL OTHER
            DECEMBER 31,      AUDIT FEES     RELATED FEES     TAX FEES        FEES
          ----------------------------------------------------------------------------
                2002           $ 24,200          None          $ 3,424        None
                2003           $ 26,200          None          $ 3,638        None

          (e)(1) The registrant's Audit Committee approves the engagement of the accountant before the accountant is engaged by the registrant to render audit and non-audit services. The Audit Committee has pre-approved tax-related non-audit services in an amount not to exceed $5,000 for the fiscal year ending December 31, 2004.

          (e)(2) All of the services described in columns (b) through (d) in the table above that were provided on or after May 6, 2003, were approved in advance by the registrant's Audit Committee. None of such services was subject to a waiver of the pre-approval requirement pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

          (f)     Not applicable.

          (g) The aggregate fees for non-audit services rendered by the registrant's accountant to the registrant and its investment adviser was $5,778 for the fiscal year ended December 31, 2002 and $6,420 for the fiscal year ended December 31, 2003.

          (h) The registrant's Audit Committee has considered whether the provision of non-audit services by the registrant's accountant to the registrant's investment adviser is compatible with maintaining the account's independence.

Item 5.   Audit Committee of Listed Registrant

          Not applicable to registrant.

Item 6.   Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

          Not applicable to registrant.

Item 8. Purchases of Equity Securities by Closed End Management Investment Companies and Affiliated Purchasers.

          Not applicable to registrant.

Item 9.   Submission of Matters to a Vote of Security Holders.

          Omitted pursuant to transition provisions for investment companies with reporting periods ending on or before January 1, 2004.

Item 10.  Controls and Procedures

          a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time period specified by the SEC's rules and forms.

          b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

          (a)(1)  Code of Ethics

                  Mairs and Power Growth Fund, Inc. Code of Ethics for Principal Executive Officer and Principal Financial Officer.

                  Attached as exhibit 11(a)(1) to this form.

          (a)(2) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

                  Attached as exhibits 11(a)(2).1 and 11(a)(2).2 to this form.

          (b)     Certifications required by 18 U.S.C. 1350.

                  Attached as exhibit 11(b) to this form.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      MAIRS AND POWER GROWTH FUND, INC.
            --------------------------------------------------------------------

By (Signature and Title)

* /s/ George A. Mairs, III
--------------------------------------------------------------------------------
      GEORGE A. MAIRS, III, PRESIDENT


Date      March 5, 2004
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ George A. Mairs, III
--------------------------------------------------------------------------------
      GEORGE A. MAIRS, III, PRESIDENT
      (PRINCIPAL EXECUTIVE OFFICER)


Date      March 5, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)

* /s/ Lisa J. Hartzell
--------------------------------------------------------------------------------
      LISA J. HARTZELL, TREASURER
      (PRINCIPAL FINANCIAL OFFICER)


Date      March 5, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.